SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
SCHEDULE OF SHORT-TERM INVESTMENTS
	As of December 31,
	2023	2024
Fund	$-	$3,000,000
Fair value change	-	(4,393)
Total short-term investments	$-	$2,995,607